Property, Plant And Equipment	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Property, Plant And Equipment
18.	PROPERTY, PLANT AND EQUIPMENT

	Hotel properties	Computer equipment	Total
	US$	US$	US$
COST OR REVALUATION
At May 1, 2021	—	26	26
Additions	—	6	6
Exchange realignment	—	(1)	(1)

At April 30, 2022	—	31	31
Additions	—	2	2
Acquired on acquisition of subsidiaries (note 14(a))	239,867	—	239,867
Reclassified as held for sale (note 15)	—	(9)	(9)
Exchange realignment	(1,273)	—	(1,273)

At April 30, 2023	238,594	24	238,618

ACCUMULATED DEPRECIATION
At May 1, 2021	—	6	6
Provided for the year	—	9	9
Exchange realignment	—	—	—

At April 30, 2022	—	15	15
Provided for the year	1,145	10	1,155
Elimination on revaluation	(1,145)	—	(1,145)
Reclassified as held for sale (note 15)	—	(6)	(6)
Exchange realignment	—	(1)	(1)

At April 30, 2023	—	18	18

CARRYING VALUES
At April 30, 2022	—	16	16

At April 30, 2023	238,594	6	238,600

The
property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follow
s:

Computer equipment	5 years
Hotel properties	Over the shorter of the useful life ranged 40-75 years and the remaining lease terms
A hotel property of US$171,977 was pledged for a bank borrowing (note 23) as at April 30, 2023.
As at April 30, 2023, the Group’s hotel properties are stated at valuation of US$238,594. The fair value of the Group’s hotel properties is a level 3 fair value measurement. There was no transfer into or out of level 3 during the year. During the year ended April 30, 2023, the Group recognized revaluation gain of US$1,145 to other comprehensive income and accumulated in property revaluation reserve.
In determining the fair values of the hotel properties, the Group engages an independent qualified professional valuer to perform the valuation. The management works with the independent qualified professional valuer to establish the appropriate valuation techniques and inputs for level 3 fair value measurement. Where there is a material change in the fair value of the hotel properties, the causes of the fluctuations will be reported to the directors of the Company.
The independent
qualified professional valuer adopted income approach by using discounted cash flow analysis to arrive at the valuation of hotel properties. The discounted cash flow analysis for the hotel properties is established based on analysis of assumptions about future market conditions affecting supply, demand, income, expenses and the potential of risk. These assumptions determine the earning capability of the hotel properties upon which the pattern of income and expenditures are projected to establish a fair maintainable operating profit on a pre-tax yearly basis by a reasonably efficient operator over a 10-year investment horizon; and the anticipated net operating income stream receivable thereafter is capitalized at appropriate terminal capitalization rates and adjusted to present value by appropriate discount rate to reflect the capital values beyond the 10 years.
The key inputs used in valuing the hotel property in Hong Kong
, which the Company
made reference to valuation performed by
the independent qualified professional valuer
,
under the aforesaid income approach were the discount rate used at 5.10% and average daily rates, which ranged from HK$0.88 to HK$1.81 per room. Any decrease in the discount rate used would result in an increase in fair value measurement of the hotel property, and vice versa, holding all other variables constant. The sensitivity to a 50 basis points increase/decrease in discount rate holding all other variables constant, the revalued amount of hotel property will decrease/increase by approximately US$6 million/US$8 million.
The key inputs used in valuing the hotel property in Canada
, which the Company
made reference to valuation performed by
the independent qualified professional valuer
,
under the aforesaid income approach were the discount rate used at 6.65% and average daily rates, which ranged from Canadian dollar CAD0.28 to CAD0.38 per room. Any decrease in the discount rate used would result in an increase in fair value measurement of the hotel property, and vice versa, holding all other variables constant. The sensitivity to a 50 basis points increase/decrease in discount rate holding all other variables constant, the revalued amount of hotel property will decrease/increase by approximately US$3 million/US$2 million.